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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period: April 28, 2017 (Fund’s  inception date) to June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Form N-PX	Proxy Voting Records
Fund Name:	WV Concentrated Equities Fund
Reporting Period:	4/28/17 (Fund's inception date) to 06/30/2017

Company Name	Ticker	CUSIP	Meeting Date	Proponent	Proposal Code Description	Voting Proposal (y/n)	Proposal	Management Recommendation	ISS Recommendation	Policy Recommendation	Vote Instruction	ADR
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Heather Bresch	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Wendy Cameron	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Robert J. Cindrich	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Robert J. Coury	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director JoEllen Lyons Dillon	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Neil Dimick	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Melina Higgins	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Rajiv Malik	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Mark W. Parrish	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Randall L. (Pete) Vanderveen	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Elect Director	Yes	Elect Director Sjoerd S. Vollebregt	For	For	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Accept Financial Statements and Statutory Reports	Yes	Adopt Financial Statements and Statutory Reports	For	For	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Ratify Auditors	Yes	Ratify Deloitte & Touche LLP as Auditors	For	For	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Ratify Auditors	Yes	Instruction to Deloitte Accountants B.V. for the Audit of the Company's Dutch Statutory Annual Accounts for Fiscal Year 2017	For	For	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Approve Remuneration Report	Yes	Advisory Vote to Ratify Named Executive Officers' Compensation	For	Against	For	For	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Advisory Vote on Say on Pay Frequency	Yes	Advisory Vote on Say on Pay Frequency	One Year	One Year	One Year	One Year	No
Mylan N.V.	MYL	628530107	22-Jun-17	Management	Authorize Share Repurchase Program	Yes	Authorize Repurchase of Shares	For	For	For	For	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Warren Eisenberg	For	For	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Leonard Feinstein	For	For	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Steven H. Temares	For	For	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Dean S. Adler	For	Against	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Stanley F. Barshay	For	Against	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Klaus Eppler	For	For	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Patrick R. Gaston	For	For	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Jordan Heller	For	For	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Victoria A. Morrison	For	Against	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Elect Director	Yes	Elect Director Virginia P. Ruesterholz	For	For	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Ratify Auditors	Yes	Ratify KPMG LLP as Auditors	For	For	For	For	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Approve Remuneration Report	Yes	Advisory Vote to Ratify Named Executive Officers' Compensation	For	Against	For	Against	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Advisory Vote on Say on Pay Frequency	Yes	Advisory Vote on Say on Pay Frequency	One Year	One Year	One Year	One Year	No
Bed Bath & Beyond Inc.	BBBY	075896100	29-Jun-17	Management	Amend Omnibus Stock Plan	Yes	Amend Omnibus Stock Plan	For	For	For	Against	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust II

By (Signature and Title)*		/s/ Terrance P. Gallagher
Terrance P. Gallagher, President

Date	August 17, 2017

*	Print the name and title of each signing officer under his or her signature.